Reconciliation of the differences between basic and diluted earnings per share (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Earnings Per Share Reconciliation

The tables below set forth a reconciliation of the differences between basic and diluted income attributable to Nidec Corporation per share for the years ended March 31, 2010, 2011 and 2012.

	Yen in millions	Thousands of shares	Yen
	Net income (loss) attributable to Nidec Corporation	Weighted- average shares	Net income (loss) attributable to Nidec Corporation per share
For the year ended March 31, 2010:
Basic net income attributable to Nidec Corporation per share
Income from continuing operations attributable to Nidec Corporation	¥53,614	139,291	¥384.91
Loss on discontinued operations attributable to Nidec Corporation	(1,653)	139,291	(11.87)
Net income attributable to Nidec Corporation	51,961	139,291	373.04

Diluted net income attributable to Nidec Corporation per share
Income from continuing operations attributable to Nidec Corporation	53,614	139,291	384.91
Loss on discontinued operations attributable to Nidec Corporation	(1,653)	139,291	(11.87)
Net income attributable to Nidec Corporation	¥51,961	139,291	¥373.04

	Yen in millions	Thousands of shares	Yen
	Net income (loss) attributable to Nidec Corporation	Weighted- average shares	Net income (loss) attributable to Nidec Corporation per share
For the year ended March 31, 2011:
Basic net income attributable to Nidec Corporation per share
Income from continuing operations attributable to Nidec Corporation	¥56,536	139,216	¥406.10
Loss on discontinued operations attributable to Nidec Corporation	(4,203)	139,216	(30.19)
Net income attributable to Nidec Corporation	52,333	139,216	375.91

Effect of dilutive securities
Zero coupon convertible bonds	(29)	4,950
Diluted net income attributable to Nidec Corporation per share
Income from continuing operations attributable to Nidec Corporation	56,507	144,166	391.96
Loss on discontinued operations attributable to Nidec Corporation	(4,203)	144,166	(29.16)
Net income attributable to Nidec Corporation	¥52,304	144,166	¥362.80

For the year ended March 31, 2012:
Basic net income attributable to Nidec Corporation per share
Income from continuing operations attributable to Nidec Corporation	46,242	137,490	336.33
Loss on discontinued operations attributable to Nidec Corporation	(5,511)	137,490	(40.08)
Net income attributable to Nidec Corporation	40,731	137,490	296.25

Effect of dilutive securities
Zero coupon convertible bonds	(55)	9,411
Diluted net income attributable to Nidec Corporation per share
Income from continuing operations attributable to Nidec Corporation	46,187	146,901	314.41
Loss on discontinued operations attributable to Nidec Corporation	(5,511)	146,901	(37.52)
Net income attributable to Nidec Corporation	¥40,676	146,901	¥276.89

NIDEC has no dilutive securities outstanding for the year ended March 31, 2010, therefore there is no difference between basic and diluted income attributable to Nidec Corporation per share.